Schedule of Investments (unaudited)
October 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.7%
ALS Ltd.	111,650	$1,030,684
ANZ Group Holdings Ltd.	77,668	1,582,913
Aristocrat Leisure Ltd.	44,620	1,795,492
ASX Ltd.	26,751	1,139,245
Aurizon Holdings Ltd.	1,732,973	3,842,463
BHP Group Ltd.	340,724	9,466,186
BlueScope Steel Ltd.	167,001	2,219,173
Brambles Ltd.	415,272	4,999,881
Cochlear Ltd.	2,716	502,836
Coles Group Ltd.	79,640	919,165
Commonwealth Bank of Australia	36,959	3,447,326
CSL Ltd.	3,885	729,429
Fortescue Ltd.	258,462	3,236,680
Goodman Group	53,377	1,274,616
JB Hi-Fi Ltd.	127,289	6,830,614
Lottery Corp. Ltd. (The)	976,822	3,191,749
Macquarie Group Ltd.	37,438	5,666,103
Metcash Ltd.	882,531	1,770,236
Mineral Resources Ltd.	5,501	141,361
New Hope Corp. Ltd.	596,645	1,904,970
Orora Ltd.	244,349	386,206
Pro Medicus Ltd.(a)	17,917	2,269,641
Rio Tinto Ltd.	108,857	8,547,181
South32 Ltd.	1,006,267	2,413,183
Stockland	903,460	3,055,159
Telix Pharmaceuticals Ltd.(b)	166,062	2,269,175
Telstra Group Ltd.	1,344,868	3,366,774
Ventia Services Group Pty. Ltd.	490,770	1,473,933
Wesfarmers Ltd.	57,104	2,512,066
Whitehaven Coal Ltd.	983,875	4,400,266
Woodside Energy Group Ltd.	6,110	96,162
Woolworths Group Ltd.	127,925	2,509,019
Yancoal Australia Ltd., NVS	588,756	2,519,372
		91,509,259
Austria — 0.8%
ANDRITZ AG	29,246	1,765,671
BAWAG Group AG(c)	17,776	1,377,810
OMV AG	62,766	2,601,064
Raiffeisen Bank International AG	84,664	1,516,644
Verbund AG	13,748	1,132,206
Wienerberger AG	45,189	1,364,758
		9,758,153
Belgium — 0.5%
Ageas SA	77,280	4,033,115
Syensqo SA	30,747	2,385,206
		6,418,321
Canada — 6.4%
Bank of Montreal	19,791	1,803,485
BCE Inc.	19,289	621,886
Brookfield Asset Management Ltd., Class A	16,593	880,328
Canadian National Railway Co.	3,604	389,170
Canadian Natural Resources Ltd.	110,899	3,771,371
CGI Inc.(b)	81,749	9,055,888
Constellation Software Inc./Canada	2,067	6,233,645
Dollarama Inc.	39,685	4,129,680
Fairfax Financial Holdings Ltd.	1,383	1,718,631
Loblaw Companies Ltd.	76,125	9,624,768
Magna International Inc.	16,125	636,615
Manulife Financial Corp.	187,951	5,489,975
Nutrien Ltd.	63,733	3,038,915
Security	Shares	Value
Canada (continued)
Royal Bank of Canada	99,972	$12,090,556
Sun Life Financial Inc.	5,329	295,471
Suncor Energy Inc.	97,906	3,695,866
Thomson Reuters Corp.	56,533	9,253,734
Toronto-Dominion Bank (The)	55,067	3,044,139
		75,774,123
China — 0.1%
HUTCHMED China Ltd.(b)	356,000	1,298,059
Xiaomi Corp., Class B(b)(c)	48,000	164,635
		1,462,694
Denmark — 3.4%
AP Moller - Maersk A/S, Class B, NVS	104	164,503
Carlsberg A/S, Class B	13,102	1,447,950
Coloplast A/S, Class B	7,980	999,500
ISS A/S	167,341	3,234,305
NKT A/S(b)	5,263	493,443
Novo Nordisk A/S, Class B	233,874	26,232,475
Pandora A/S	32,167	4,863,526
Sydbank A/S	60,414	2,883,266
		40,318,968
Finland — 1.8%
Cargotec OYJ, Class B	46,958	2,838,946
Kemira OYJ	119,556	2,538,518
Kesko OYJ, Class B	77,459	1,663,681
Kone OYJ, Class B	18,028	988,602
Konecranes OYJ	59,096	4,079,712
Nokia OYJ	91,368	432,355
Nordea Bank Abp	559,925	6,555,031
Orion OYJ, Class B	45,312	2,200,715
		21,297,560
France — 8.7%
Air Liquide SA	9,807	1,758,407
AXA SA	4,556	171,065
BNP Paribas SA	19,981	1,364,582
Bouygues SA	91,262	2,933,300
Capgemini SE	8,191	1,420,981
Carrefour SA	143,376	2,276,944
Christian Dior SE, NVS	5,265	3,273,790
Cie de Saint-Gobain SA	57,372	5,202,774
Credit Agricole SA	375,190	5,750,943
Danone SA	2,068	147,735
Dassault Systemes SE	21,539	737,176
Edenred SE	5,906	191,016
Eiffage SA	27,454	2,555,243
Engie SA	184,863	3,098,583
EssilorLuxottica SA	7,733	1,813,836
Gecina SA	2,166	231,476
Hermes International SCA	1,462	3,322,762
Kering SA	1,144	285,737
Klepierre SA	52,860	1,690,018
La Francaise des Jeux SAEM(c)	106,346	4,545,786
Legrand SA	11,968	1,350,809
L'Oreal SA	19,394	7,276,049
LVMH Moet Hennessy Louis Vuitton SE	15,791	10,512,390
Pernod Ricard SA	6,105	761,712
Publicis Groupe SA	56,178	5,970,785
Renault SA	12,773	584,421
Rexel SA	73,634	2,028,723
Sanofi SA	54,444	5,753,629
Schneider Electric SE	24,774	6,417,671
SES SA, Class A	300,742	1,201,934

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Societe Generale SA	107,302	$3,081,870
Sodexo SA	1,772	153,814
TotalEnergies SE	151,354	9,498,318
Unibail-Rodamco-Westfield, New	54,921	4,491,015
Vinci SA	18,495	2,071,823
		103,927,117
Germany — 5.9%
Allianz SE, Registered	16,277	5,124,084
BASF SE	22,750	1,105,937
Bayerische Motoren Werke AG	59,458	4,687,430
Commerzbank AG	204,480	3,626,579
Deutsche Bank AG, Registered	56,056	952,379
Deutsche Boerse AG	17,300	4,018,414
Deutsche Post AG, Registered	60,403	2,426,359
Deutsche Telekom AG, Registered	168,895	5,106,289
E.ON SE	217,872	2,940,198
GEA Group AG	50,268	2,475,992
Hannover Rueck SE	663	174,100
Heidelberg Materials AG	20,998	2,312,700
HOCHTIEF AG	17,677	2,164,793
Hugo Boss AG	39,137	1,801,793
Mercedes-Benz Group AG	91,106	5,534,749
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,247	4,217,353
Qiagen NV, NVS	26,143	1,107,900
SAP SE	50,202	11,721,408
Siemens AG, Registered	32,594	6,341,156
TUI AG(b)	221,328	1,845,008
Wacker Chemie AG	4,431	372,704
		70,057,325
Hong Kong — 1.8%
AIA Group Ltd.	570,800	4,504,936
CK Asset Holdings Ltd.	370,000	1,512,547
CK Hutchison Holdings Ltd.	239,500	1,259,561
CLP Holdings Ltd.	148,000	1,257,200
HKT Trust & HKT Ltd., Class SS	165,000	205,047
Hong Kong Exchanges & Clearing Ltd.	51,700	2,070,086
Hongkong Land Holdings Ltd.	145,400	623,415
Jardine Matheson Holdings Ltd.	85,700	3,299,450
PCCW Ltd.	1,805,000	991,414
Swire Properties Ltd.	869,400	1,769,401
WH Group Ltd.(c)	3,571,500	2,779,757
Wharf Real Estate Investment Co. Ltd.	220,000	661,450
		20,934,264
Ireland — 0.6%
AIB Group PLC	1,137,367	6,097,472
Bank of Ireland Group PLC	76,489	708,916
		6,806,388
Italy — 4.1%
A2A SpA	1,837,568	4,200,393
Banca Monte dei Paschi di Siena SpA	846,001	4,642,864
Banca Popolare di Sondrio SpA	214,463	1,599,545
Banco BPM SpA	77,584	523,311
BPER Banca SpA	786,978	4,791,592
Brunello Cucinelli SpA	3,133	309,919
Enel SpA	384,658	2,917,274
Eni SpA	277,362	4,225,106
Generali	16,454	456,207
Hera SpA	101,080	386,687
Intesa Sanpaolo SpA	507,563	2,172,374
Italgas SpA	314,216	1,927,591
Security	Shares	Value
Italy (continued)
Iveco Group NV	204,346	$2,123,522
Mediobanca Banca di Credito Finanziario SpA	57,445	947,686
Poste Italiane SpA(c)	92,648	1,302,755
Prysmian SpA	49,303	3,479,524
Saipem SpA(b)	130,012	309,116
Snam SpA	443,350	2,129,811
Stellantis NV	142,709	1,955,445
Terna - Rete Elettrica Nazionale	155,505	1,346,942
UniCredit SpA	143,604	6,352,923
Unipol Gruppo SpA	47,629	591,932
		48,692,519
Japan — 23.5%
77 Bank Ltd. (The)	39,400	1,014,303
ABC-Mart Inc.	46,700	915,030
Advance Residence Investment Corp.	243	488,312
Ajinomoto Co. Inc.	37,000	1,421,383
Amada Co. Ltd.	81,000	798,247
Asics Corp.	252,700	4,413,885
Astellas Pharma Inc.	200,100	2,342,837
BIPROGY Inc.	30,300	956,147
Canon Inc.	42,900	1,395,322
Capcom Co. Ltd.	52,300	1,034,936
Chugai Pharmaceutical Co. Ltd.	58,400	2,778,757
Coca-Cola Bottlers Japan Holdings Inc.	177,900	2,278,686
Dai Nippon Printing Co. Ltd.	93,400	1,621,085
Daicel Corp.	157,200	1,387,457
Daido Steel Co. Ltd.	9,800	75,884
Dai-ichi Life Holdings Inc.	84,400	2,104,117
Daiichi Sankyo Co. Ltd.	148,400	4,830,155
Daiwa Securities Group Inc.	519,600	3,399,369
Dentsu Group Inc.	27,000	833,429
Dexerials Corp.	127,500	1,946,616
Disco Corp.	12,600	3,585,135
DMG Mori Co. Ltd.	39,700	757,002
Ebara Corp.	146,000	2,194,146
Fast Retailing Co. Ltd.	12,100	3,868,629
Fuji Electric Co. Ltd.	12,600	641,691
FUJIFILM Holdings Corp.	116,100	2,761,823
Fujikura Ltd.	133,700	4,913,907
Fujitsu Ltd.	107,300	2,062,933
GMO Payment Gateway Inc.	8,200	491,156
Goldwin Inc.	5,700	295,634
Gunma Bank Ltd. (The)	72,100	406,037
Hachijuni Bank Ltd. (The)	320,200	1,757,173
Hirose Electric Co. Ltd.	6,100	725,960
Hitachi Ltd.	288,800	7,256,060
Honda Motor Co. Ltd.	286,500	2,881,362
Horiba Ltd.	3,700	227,454
Hoya Corp.	29,700	3,973,681
Internet Initiative Japan Inc.	13,700	263,053
Isetan Mitsukoshi Holdings Ltd.	54,700	813,948
ITOCHU Corp.	123,300	6,099,383
Japan Post Bank Co. Ltd.	242,300	2,164,065
Japan Post Holdings Co. Ltd.	138,400	1,276,890
Japan Post Insurance Co. Ltd.	122,200	2,013,637
Japan Real Estate Investment Corp.	1,205	4,383,128
Japan Tobacco Inc.	5,700	159,129
Kamigumi Co. Ltd.	116,300	2,427,366
KDDI Corp.	8,300	258,789
Keyence Corp.	7,700	3,475,883
Kikkoman Corp.	46,600	546,746
Kirin Holdings Co. Ltd.	12,700	186,977

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Komatsu Ltd.	37,200	$962,933
Konami Group Corp.	7,900	724,113
Kyudenko Corp.	54,000	1,938,621
LaSalle Logiport REIT	1,503	1,430,202
Macnica Holdings Inc.	107,100	1,221,618
Marubeni Corp.	75,000	1,121,192
Maruichi Steel Tube Ltd.	86,500	1,864,091
Mazda Motor Corp.	120,500	851,874
Mitsubishi Corp.	103,800	1,898,924
Mitsubishi Electric Corp.	36,400	640,368
Mitsubishi Estate Co. Ltd.	91,400	1,351,626
Mitsubishi Gas Chemical Co. Inc.	13,900	241,574
Mitsubishi Heavy Industries Ltd.	368,700	5,204,920
Mitsubishi Logistics Corp.	128,800	863,454
Mitsubishi UFJ Financial Group Inc.	640,200	6,747,858
Mitsui & Co. Ltd.	136,900	2,791,067
Mitsui Fudosan Co. Ltd.	38,100	325,082
Mizuho Financial Group Inc.	306,100	6,358,000
MS&AD Insurance Group Holdings Inc.	228,700	5,058,691
Nihon Kohden Corp.	23,000	342,845
Nintendo Co. Ltd.	119,600	6,317,626
Nippon Express Holdings Inc.	25,900	1,276,920
Nippon Gas Co. Ltd.	134,100	1,832,788
Nippon Telegraph & Telephone Corp.	5,717,100	5,516,056
Nishi-Nippon Financial Holdings Inc.	171,200	1,843,755
Nissan Chemical Corp.	4,500	151,988
Nissan Motor Co. Ltd.	728,300	1,940,228
Nissin Foods Holdings Co. Ltd.	33,100	891,282
Nitto Denko Corp.	104,900	1,725,996
NOF Corp.	32,700	531,260
Nomura Holdings Inc.	177,600	910,716
Nomura Real Estate Holdings Inc.	124,500	3,065,154
Nomura Real Estate Master Fund Inc.	139	131,218
Nomura Research Institute Ltd.	85,200	2,548,622
Olympus Corp.	36,900	649,524
ORIX Corp.	102,600	2,161,769
Otsuka Corp.	48,600	1,090,752
Panasonic Holdings Corp.	72,400	595,855
Persol Holdings Co. Ltd.	758,700	1,274,262
Recruit Holdings Co. Ltd.	95,300	5,819,258
Sankyo Co. Ltd.	257,400	3,418,874
Sanrio Co. Ltd.	76,800	2,083,501
Sanwa Holdings Corp.	144,000	3,648,102
SBI Holdings Inc.	128,300	2,817,352
SCREEN Holdings Co. Ltd.	46,900	2,994,128
SCSK Corp.	83,100	1,550,620
Sega Sammy Holdings Inc.	68,400	1,287,228
Seiko Epson Corp.	30,000	545,270
Sekisui House Ltd.	97,700	2,359,607
Sekisui House REIT Inc.	1,778	845,426
Shikoku Electric Power Co. Inc.	244,200	2,185,486
Shimadzu Corp.	23,400	690,250
Shimamura Co. Ltd.	22,300	1,147,914
Shin-Etsu Chemical Co. Ltd.	36,000	1,319,182
Shionogi & Co. Ltd.	25,000	357,069
Socionext Inc.	48,300	899,207
SoftBank Corp.	161,500	203,313
Sohgo Security Services Co. Ltd.	359,900	2,502,282
Sompo Holdings Inc.	117,300	2,514,804
Sony Group Corp.	269,700	4,746,049
Sumitomo Corp.	3,500	73,837
Sumitomo Heavy Industries Ltd.	8,500	189,405
Security	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group Inc.	229,800	$4,875,099
Sumitomo Mitsui Trust Group Inc.	14,100	309,218
Sumitomo Realty & Development Co. Ltd.	12,100	358,931
Suntory Beverage & Food Ltd.	2,900	97,830
Takashimaya Co. Ltd.	85,200	674,576
Takeda Pharmaceutical Co. Ltd.	73,400	2,047,948
TIS Inc.	88,200	2,199,396
Toho Gas Co. Ltd.	54,500	1,362,976
Tokio Marine Holdings Inc.	150,800	5,431,233
Tokyo Electron Ltd.	21,900	3,222,650
Tokyo Gas Co. Ltd.	173,200	4,273,344
Tokyo Ohka Kogyo Co. Ltd.	31,400	722,663
Tokyo Tatemono Co. Ltd.	195,700	3,195,740
Tomy Co. Ltd.	22,200	586,053
Toppan Holdings Inc.	128,300	3,752,935
Toyota Motor Corp.	605,000	10,424,388
Trend Micro Inc./Japan	3,500	183,128
USS Co. Ltd.	490,300	4,106,150
Yakult Honsha Co. Ltd.	22,800	495,469
Yamaguchi Financial Group Inc.	235,900	2,309,888
Yamato Kogyo Co. Ltd.	54,600	2,607,948
Yamazaki Baking Co. Ltd.	138,300	2,808,682
Yokogawa Electric Corp.	51,700	1,146,281
Zensho Holdings Co. Ltd.	73,800	3,702,478
		280,392,726
Netherlands — 4.2%
ABN AMRO Bank NV, CVA(c)	195,806	3,235,830
Adyen NV(b)(c)	2,180	3,330,296
Akzo Nobel NV	26,821	1,711,541
ASM International NV	4,354	2,431,740
ASML Holding NV	26,289	17,695,942
BE Semiconductor Industries NV	14,624	1,556,668
EXOR NV, NVS	10,298	1,087,667
Fugro NV	94,785	2,179,450
ING Groep NV	205,795	3,492,420
Koninklijke Ahold Delhaize NV	229,800	7,576,437
Koninklijke KPN NV	275,619	1,077,198
NN Group NV	4,509	221,357
OCI NV	75,485	919,036
Randstad NV	37,662	1,736,498
Signify NV(c)	60,676	1,485,630
		49,737,710
New Zealand — 0.3%
Contact Energy Ltd.	73,351	376,602
Fisher & Paykel Healthcare Corp. Ltd.	17,092	366,300
Meridian Energy Ltd.	740,642	2,630,294
Spark New Zealand Ltd.	215,221	373,405
		3,746,601
Norway — 0.9%
DNB Bank ASA	110,683	2,293,680
Equinor ASA	37,079	881,078
Norsk Hydro ASA	358,994	2,228,401
Orkla ASA	309,552	2,859,811
Yara International ASA	98,212	2,953,449
		11,216,419
Poland — 0.1%
LPP SA	440	1,601,300
Portugal — 0.1%
Galp Energia SGPS SA	29,332	501,339

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	53,674	$1,043,320
		1,544,659
Singapore — 1.9%
ComfortDelGro Corp. Ltd.	2,306,800	2,558,539
NetLink NBN Trust	3,466,900	2,349,773
Oversea-Chinese Banking Corp. Ltd.	225,300	2,584,890
Sembcorp Industries Ltd.	1,047,300	3,973,296
Singapore Airlines Ltd.	69,100	337,077
Singapore Technologies Engineering Ltd.(a)	246,100	843,754
STMicroelectronics NV, New	40,739	1,107,779
United Overseas Bank Ltd.	129,000	3,135,866
Wilmar International Ltd.	1,155,300	2,788,622
Yangzijiang Shipbuilding Holdings Ltd.(a)	1,551,900	3,015,024
		22,694,620
Spain — 3.1%
Acciona SA	22,416	2,876,651
Banco Bilbao Vizcaya Argentaria SA	651,532	6,485,788
Banco de Sabadell SA	2,261,057	4,409,928
Banco Santander SA	187,950	918,209
Bankinter SA	28,111	229,341
CaixaBank SA	58,226	354,815
Endesa SA	107,366	2,317,072
Iberdrola SA	242,420	3,601,036
Industria de Diseno Textil SA	75,456	4,302,097
Merlin Properties SOCIMI SA	49,529	552,659
Naturgy Energy Group SA	15,985	398,007
Puig Brands SA, Class B(b)	157,340	3,629,323
Redeia Corp. SA	6,608	122,351
Repsol SA	346,727	4,340,456
Telefonica SA	444,632	2,086,503
		36,624,236
Sweden — 2.4%
Alfa Laval AB	56,205	2,488,179
Assa Abloy AB, Class B	17,650	552,846
Axfood AB	81,579	1,821,536
H & M Hennes & Mauritz AB, Class B	180,182	2,686,025
Hemnet Group AB	84,414	2,649,389
Husqvarna AB, Class B	38,683	249,825
Investor AB, Class B	316,071	8,946,091
Sandvik AB	28,446	559,919
Skandinaviska Enskilda Banken AB, Class A	159,969	2,259,283
SSAB AB, Class B	578,179	2,727,375
Svenska Handelsbanken AB, Class A	58,460	607,437
Telia Co. AB	87,602	254,775
Volvo AB, Class B	104,734	2,727,987
		28,530,667
Switzerland — 8.2%
ABB Ltd., Registered	134,887	7,495,819
Adecco Group AG, Registered	24,915	779,384
Alcon AG	36,713	3,372,191
Bucher Industries AG, Registered	6,964	2,712,333
Cie Financiere Richemont SA, Class A, Registered	42,454	6,181,318
Holcim AG	8,235	808,683
Julius Baer Group Ltd.	19,774	1,205,652
Kuehne + Nagel International AG, Registered	10,466	2,612,720
Logitech International SA, Registered	6,157	504,146
Nestle SA, Registered	166,673	15,749,366
Novartis AG, Registered	172,508	18,718,196
PSP Swiss Property AG, Registered	17,026	2,417,860
Roche Holding AG, NVS	39,506	12,243,044
SGS SA	30,265	3,204,057
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	857	$313,608
Straumann Holding AG	5,874	774,424
Swiss Life Holding AG, Registered	228	185,660
Swiss Re AG	14,008	1,788,644
Swissquote Group Holding SA, Registered	3,706	1,260,670
UBS Group AG, Registered	305,137	9,333,525
Zurich Insurance Group AG	9,727	5,735,085
		97,396,385
United Kingdom — 12.4%
3i Group PLC	107,299	4,400,087
abrdn PLC	68,418	116,561
Anglo American PLC	80,470	2,494,604
AstraZeneca PLC	78,537	11,175,311
B&M European Value Retail SA	371,466	1,858,442
BAE Systems PLC	206,680	3,331,126
Balfour Beatty PLC	631,664	3,622,894
Barclays PLC	589,217	1,806,247
Barratt Redrow PLC	45,615	262,815
BP PLC	1,129,734	5,525,325
British American Tobacco PLC	43,949	1,536,857
British Land Co. PLC (The)	51,510	265,068
Bunzl PLC	10,742	472,912
Burberry Group PLC	329,293	3,347,225
Centrica PLC	2,540,735	3,846,115
Coca-Cola HBC AG, Class DI	161,698	5,658,310
Compass Group PLC	3,318	107,757
Computacenter PLC	23,220	653,353
Diageo PLC	127,126	3,925,876
Drax Group PLC	86,291	695,079
Glencore PLC	805,243	4,223,208
Grafton Group PLC	165,833	2,141,756
Greggs PLC	68,919	2,443,474
GSK PLC	300,987	5,435,397
Howden Joinery Group PLC	157,330	1,711,767
HSBC Holdings PLC	792,243	7,271,222
IMI PLC	16,415	349,628
Imperial Brands PLC	9,716	293,210
Inchcape PLC	265,022	2,451,238
InterContinental Hotels Group PLC	15,362	1,694,391
Intermediate Capital Group PLC	90,904	2,414,811
International Distributions Services PLC	553,145	2,405,090
Investec PLC	482,392	3,701,023
JD Sports Fashion PLC	737,119	1,181,960
Kingfisher PLC	746,041	2,821,380
Land Securities Group PLC	199,622	1,550,402
Legal & General Group PLC	486,808	1,365,440
Lloyds Banking Group PLC	1,223,056	839,506
M&G PLC	162,536	407,193
Man Group PLC/Jersey	1,296,409	3,317,763
Marks & Spencer Group PLC	449,093	2,178,952
National Grid PLC	215,269	2,702,950
Next PLC	24,054	3,043,181
Pearson PLC	46,451	682,102
Reckitt Benckiser Group PLC	23,962	1,453,632
Rightmove PLC	227,837	1,734,879
Rio Tinto PLC	70,662	4,566,745
Sage Group PLC (The)	189,720	2,371,077
Serco Group PLC	139,579	315,380
Shell PLC	314,673	10,590,899
Softcat PLC	47,420	1,036,421
Spectris PLC	5,072	165,139
Tesco PLC	973,338	4,297,942

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Unilever PLC	62,657	$3,822,206
Vodafone Group PLC	1,965,050	1,827,331
Wise PLC, Class A(b)	185,113	1,688,443
WPP PLC	147,227	1,547,492
		147,146,594
Total Common Stocks — 98.9% (Cost: $1,052,681,024)		1,177,588,608
Preferred Stocks
Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	52,732	3,710,243
Volkswagen AG, Preference Shares, NVS	1,607	155,980
		3,866,223
Total Preferred Stocks — 0.3% (Cost: $5,256,739)		3,866,223
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	1,793	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.2% (Cost: $1,057,937,763)		1,181,454,831
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	2,987,400	$2,989,491
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	190,000	190,000
Total Short-Term Securities — 0.3% (Cost: $3,178,247)		3,179,491
Total Investments — 99.5% (Cost: $1,061,116,010)		1,184,634,322
Other Assets Less Liabilities — 0.5%		6,531,710
Net Assets — 100.0%		$1,191,166,032

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,317,026	$—	$(3,330,276)(a)	$2,074	$667	$2,989,491	2,987,400	$5,423 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	40,000 (a)	—	—	—	190,000	190,000	2,483	—
				$2,074	$667	$3,179,491		$7,906	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	14	12/12/24	$2,440	$18,600

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Equity Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
SPI 200 Index	12	12/19/24	$1,603	$(19,215)
Euro STOXX 50 Index	60	12/20/24	3,157	(89,394)
FTSE 100 Index	19	12/20/24	1,993	(48,936)
				$(138,945)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$120,551,868	$1,057,036,740	$—	$1,177,588,608
Preferred Stocks	—	3,866,223	—	3,866,223
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,179,491	—	—	3,179,491
	$123,731,359	$1,060,902,963	$—	$1,184,634,322
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$18,600	$—	$18,600
Liabilities
Equity Contracts	—	(157,545)	—	(157,545)
	$—	$(138,945)	$—	$(138,945)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Equity Factor ETF